Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidated Statements of Comprehensive Income
Net change in unrealized holding gains (losses) on securities available for sale arising during period, tax effects	$ 35,285	$ 5,007	$ 19,300
Reclassification adjustment for losses on securities available for sale included in net income, tax effects	$ 0	$ 0	$ 1